UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------
Check here if Amendment [ ];        Amendment Number:
                                                     ------
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      January 11, 2005
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:             65
                                          --------------------------
 Form 13F Information Table Value Total:          1,541,125
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    44207  1710790 SH       SOLE                  1710790
AmSurg Corp                    COM              03232p405     9677   327601 SH       SOLE                   327601
American Express Co.           COM              025816109     3412    60520 SH       SOLE                    60520
American Power Conv            COM              029066107    17993   840785 SH       SOLE                   840785
Banknorth Group, Inc.          COM              06646R107    24371   665878 SH       SOLE                   665878
Barr Pharmaceuticals           COM              068306109    31236   685900 SH       SOLE                   685900
Berkshire Hathaway A           COM              084670108    28040      319 SH       SOLE                      319
Berkshire Hathaway B           COM              084670207     9263     3155 SH       SOLE                     3155
Brown & Brown Inc.             COM              115236101    52327  1201543 SH       SOLE                  1201543
CSS Industries Inc             COM              125906107    11734   369458 SH       SOLE                   369458
Carmax                         COM                           28694   924126 SH       SOLE                   924126
Commonwealth Tel.              COM              203349105    39044   786220 SH       SOLE                   786220
Conmed Corp                    COM              207410101      223     7837 SH       SOLE                     7837
Courier Corp                   COM              222660102     7748   149225 SH       SOLE                   149225
Ethan Allen Interiors          COM              297602104    62981  1573745 SH       SOLE                  1573745
Federated Investors            COM              314211103    45237  1488061 SH       SOLE                  1488061
Florida Rock Industries        COM              341140101     2027    34050 SH       SOLE                    34050
Forest City                    COM              345550107    14008   243401 SH       SOLE                   243401
Franklin Resources             COM              354613101     5777    82949 SH       SOLE                    82949
General Electric Co            COM              369604103      612    16762 SH       SOLE                    16762
Gentex Corp                    COM                            3291    88901 SH       SOLE                    88901
H&R Block Inc.                 COM              093671105    31254   637835 SH       SOLE                   637835
Hickory Tech Corp              COM              429060106    10497   981940 SH       SOLE                   981940
Hudson River Bancorp           COM              444128102      554    28000 SH       SOLE                    28000
Idex Corporation               COM              45167R104    53025  1309254 SH       SOLE                  1309254
Int'l Speedway                 COM              460335201    52382   992089 SH       SOLE                   992089
John Wiley & Sons              COM              968223206    39320  1128583 SH       SOLE                  1128583
Jones Apparel Group            COM              480074103    22987   628575 SH       SOLE                   628575
Kaydon Corp                    COM              486587108    51669  1564764 SH       SOLE                  1564764
Lincare Holdings Inc           COM              532791100    34821   816425 SH       SOLE                   816425
Littelfuse Inc.                COM              537008104    21313   623905 SH       SOLE                   623905
Liz Claiborne                  COM              539320101    35097   831491 SH       SOLE                   831491
M & T Bank Corp                COM              55261F104    18754   173903 SH       SOLE                   173903
Markel Corp                    COM              570535104    33187    91174 SH       SOLE                    91174
Martin Marietta Mat            COM              573284106    33200   618713 SH       SOLE                   618713
McGrath Rentcorp               COM              580589109     4481   102751 SH       SOLE                   102751
Meredith Corp                  COM              589433101    18352   338590 SH       SOLE                   338590
Mocon Inc Com                  COM              607494101      340    36205 SH       SOLE                    36205
Mohawk Industries              COM              608190104     1576    17276 SH       SOLE                    17276
Movie Gallery, Inc.            COM              624581104    27618  1448226 SH       SOLE                  1448226
NBT Bancorp Inc.               COM              628778102      530    20611 SH       SOLE                    20611
North Fork Bancorp             COM              659424105    29012  1005608 SH       SOLE                  1005608
Outback Steakhouse             COM              689899102    53339  1165105 SH       SOLE                  1165105
Pediatrix Medical Group        COM              705324101    12330   192501 SH       SOLE                   192501
Protective Life Corp.          COM              743674103    47561  1114094 SH       SOLE                  1114094
Renal Care Group Inc.          COM              759930100    26722   742476 SH       SOLE                   742476
Reynolds & Reynolds            COM              761695105    38667  1458580 SH       SOLE                  1458580
Ross Stores Inc.               COM              778296103    47269  1637291 SH       SOLE                  1637291
SCP Pool Corporation           COM              784028102    31115   975383 SH       SOLE                   975383
Scientific Atlanta Inc         COM              808655104     4707   142601 SH       SOLE                   142601
Servicemaster Co.              COM              81760N109     6725   487662 SH       SOLE                   487662
TCF Financial                  COM              872275102    14089   438351 SH       SOLE                   438351
Tennant Co.                    COM              880345103    24195   610205 SH       SOLE                   610205
Trustco Bank Corp              COM              898349105     3202   232202 SH       SOLE                   232202
US Bancorp                     COM              902973304      254     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    43311   793105 SH       SOLE                   793105
Wachovia Corp 2nd New          COM              929903102      328     6239 SH       SOLE                     6239
Watson Pharmaceuticals         COM              942683103    28723   875438 SH       SOLE                   875438
White Mtns Insurance           COM              G9618E107   115803   179262 SH       SOLE                   179262
Whole Foods Mkt Inc.           COM              966837106     4868    51050 SH       SOLE                    51050
Winnebago                      COM                            4785   122501 SH       SOLE                   122501
Yankee Candle Co               COM              984757104     1491    44951 SH       SOLE                    44951
Yum Brands                     COM              988498101    41416   877820 SH       SOLE                   877820
Zebra Technologies A           COM              989207105    27143   482294 SH       SOLE                   482294
Six Flags Inc Pref             PFD              83001p505     1215    54900 SH       SOLE                    54900